DEPOSITS FROM CUSTOMERS (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Demand deposits	R$ 44,119,254	R$ 49,634,288
Savings deposits	132,502,157	131,003,553
Time deposits	467,717,052	441,296,839
Total	R$ 644,338,463	R$ 621,934,680